UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June  30, 2010


Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [     ]  is a restatement.
                                           [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Hanawalt Associates LLC
Address:     645 Madison Avenue, 6th Floor
             New York, New York 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Lawrence S. Pidgeon
Title:       Member - Hanawalt Associates LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:
/s/ Lawrence S. Pidgeon           New York, New York           August 5, 2010
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            18

Form 13F Information Table Value Total:            $446,708
                                                  (thousands)




List of Other Included Managers:                   None

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                        COM   002535201   32,889  1,926,690  SH            Sole               1,926,690
AARON RENTS INC A CMN CLASS A              COM   002535300    7,256    537,052  SH            Sole                 537,052
AMERICAN EXPRESS CO. CMN                   COM   025816109   17,125    431,365  SH            Sole                 431,365
ANIXTER INTERNATIONAL INC CMN              COM   035290105    2,778     65,200  SH            Sole                  65,200
BED BATH & BEYOND INC. CMN                 COM   075896100  128,440  3,463,875  SH            Sole               3,463,875
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  COM   084670108      240          2  SH            Sole                       2
CARMAX, INC. CMN                           COM   143130102   20,899  1,050,211  SH            Sole               1,050,211
COMCAST CORPORATION CMN CLASS A VOTING     COM   20030N101    5,697    328,000  SH            Sole                 328,000
CONOCOPHILLIPS CMN                         COM   20825C104    2,980     60,700  SH            Sole                  60,700
COSTCO WHOLESALE CORPORATION CMN           COM   22160K105   86,363  1,575,100  SH            Sole               1,575,100
GRACO INC CMN                              COM   384109104    2,788     98,900  SH            Sole                  98,900
LOWES COMPANIES INC CMN                    COM   548661107   76,273  3,735,200  SH            Sole               3,735,200
PATTERSON COMPANIES INC CMN                COM   703395103    2,385     83,600  SH            Sole                  83,600
SEARS HOLDINGS CORPORATION CMN             COM   812350106    2,264     35,019  SH            Sole                  35,019
SIMPSON MANUFACTURING CO INC CMN           COM   829073105    2,148     87,500  SH            Sole                  87,500
U.S. BANCORP CMN                           COM   902973304   14,528    650,000  SH            Sole                 650,000
WELLS FARGO & CO (NEW) CMN                 COM   949746101   38,874  1,518,500  SH            Sole               1,518,500
WHOLE FOODS MARKET INC CMN                 COM   966837106    2,781     77,196  SH            Sole                  77,196

                                                            446,708